Significant Non-Cash Expenses	12 Months Ended
Mar. 31, 2020
Significant Non-cash Expenses
Significant Non-Cash Expenses
30	SIGNIFICANT NON-CASH EXPENSES

Significant non-cash expenses, except loss on sale of assets, share based compensation, depreciation and amortization were as follows:

	As at March 31
	2020	2019	2018
	(in thousands)
Unrealised foreign exchange loss / (gain)	$(4,458)	$(3,329)	$5,466
Credit impairment loss, net	82,920	26,283	3,376
Impairment charge on available-for-sale financial assets	1,253	—	2,436
Net losses on de-recognition of financial assets measured at amortized cost, net	5,285	5,988	3,562
Mark to market gain on derivative financial instrument measured at fair value through profit and loss	—	902	—
Loss on settlement of derivative financial instruments	—	—	586
Loss on financial liability (convertible notes) measures at fair value through profit and loss	15,987	21,398	13,840
Loss on deconsolidation of a subsidiary	—	—	14,649
Provisions for trade and other receivables	-	—	4,740
Provision no longer required, written-back	(2,636)	(120)	(124)
Impairment loss on advances content vendors	-	7,284	353
Impairment loss	—	—	1,205
Significant discounting on deferred revenue	1,501	—	—
Others	266	32	30
	$100,118	$58,438	$50,119